CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Investment and earnings information in associates (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment in associates
Investments in associates	$ 967	$ 735
Earnings from associates	$ 236	353	$ 221
Ver T.V. S.A.
Investment in associates
Percentage of capital stock owned and voting rights	49.00%
Investments in associates	$ 592	428
Earnings from associates	$ 142	247	120
Teledifusora San Miguel Arcngel S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.10%
Investments in associates	$ 226	161
Earnings from associates	$ 72	68	55
La Capital Cable S.A.
Investment in associates
Percentage of capital stock owned and voting rights	50.00%
Investments in associates	$ 143	137
Earnings from associates	22	38	$ 46
Other minor investments in associates at equity method
Investment in associates
Investments in associates	$ 6	$ 9